Shareholder Fees - Institutional - Vanguard Global ex-US Real Estate Index Fund - Institutional Shares	Feb. 26, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	0.25%